Income Taxes (Tables)	12 Months Ended
Mar. 31, 2023
Schedule of statutory income tax rates [Abstract]
Schedule of income tax expense (benefit)
	For the Years Ended March 31,
	2023	2022	2021

Current income tax expense	$31,520	$88,647	$70,765
Deferred income tax expense	-	-	-
	$31,520	$88,647	$70,765

Schedule of statutory income tax rates
	For the Years Ended March 31,
	2023	2022	2021

Income tax expense at applicable statutory rate	$565,828	$590,692	$844,047
Nondeductible expenses	-	181,910	12,238
Income not subject to tax (2)	(421,297)	(539,572)	(98,326)
Income tax of other jurisdictions (3)	(30)	-	-
Nontaxable offshore profit	(113,777)	(143,098)	(664,621)
Benefit on tax concession (note (1))	(765)	(1,285)	(22,573)
Changes in valuation allowance	1,561	-	-
	$31,520	$88,647	$70,765